Concentration and Risks - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Concentration Risk [Line Items]
Revenue	¥ 2,561,229	$ 372,515	¥ 873,219	¥ 312,574
Contract With Xiaomi | Viomi-branded Products
Concentration Risk [Line Items]
Revenue	¥ 136,520		¥ 84,514	¥ 19,326